Stock options (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation expense		$ 45,000	$ 55,000	$ 54,000
2019 Stock Option and Incentive Plan
Cancelled		41,250
Fair market value ordinary shares percentage	100.00%
Bonus shares adjustment	500,000
Purchase ordinary shares		80,000
Fair value options granted		$ 1.3055
Compensation expense		$ 45,000	$ 55,000	$ 54,000
Granted	300,000
Percentage of number of ordinary shares outstanding	5.00%
Exercise price options granted		$ 2.80